united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 301-260-0162

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Balanced Fund Arrow DWA Tactical: Macro Fund Arrow Managed Futures Strategy Fund

Semi-Annual Report
January 31, 2023

1-877-277-6933

Distributed by Archer Distributors, LLC
Member FINRA/SIPC

Arrow DWA Tactical: Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2023

The Fund’s performance figures* for the periods ended January 31, 2023, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Month	One Year	Three Year	Five Year	Ten Year	January 31, 2023
Arrow DWA Tactical: Balanced Fund - Class A **	1.55%	-0.79%	6.93%	3.01%	4.48%	4.66%
Arrow DWA Tactical: Balanced Fund - Class A with load **	-4.32%	-6.47%	4.83%	1.80%	3.87%	4.29%
Arrow DWA Tactical: Balanced Fund - Class C **	1.09%	-1.59%	6.12%	6.12%	3.70%	3.88%
Arrow DWA Tactical: Balanced Fund - Institutional Class Shares ***	1.63%	-0.57%	7.21%	7.21%	4.76%	4.85%
Morningstar Global Flexible Allocation EW Index	1.70%	-6.47%	2.56%	1.95%	3.38%	3.54%** / 3.59%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.20% for Class A shares, 2.95% for Class C shares and 1.96% for the Institutional Class shares per the December 1, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Arrow DWA Tactical: Balanced Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2023 are as follows:

Asset Class *	% of Net Assets
Common Stocks
Financials	6.2%
Industrials	5.1%
Energy	5.0%
Materials	2.1%
Consumer Discretionary	2.1%
Health Care	2.0%
Real Estate	1.1%
Communications	1.0%
Utilities	0.9%
Consumer Staples	0.9%
Exchange-Traded Funds
Fixed Income	26.0%
Equity	21.4%
Commodity	5.6%
Mixed Allocation	0.8%
Exchange-Traded Note	4.7%
Money Market Fund	13.4%
Put Options Purchased	0.1%
Other Assets in Excess of Liabilities	1.6%
100.0%

*	Does not include derivative investments other than put options purchased.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Macro Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2023

The Fund’s performance figures* for the periods ended January 31, 2023, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Month	One Year	Three Year	Five Year	Ten Year	January 31, 2023
Arrow DWA Tactical: Macro Fund - Class A **	-1.50%	4.75%	8.66%	4.39%	6.93%	4.16%
Arrow DWA Tactical: Macro Fund - Class A with load **	-7.14%	-1.30%	6.53%	3.16%	6.30%	3.74%
Arrow DWA Tactical: Macro Fund - Class C **	-1.88%	4.00%	7.82%	3.59%	6.11%	3.37%
Arrow DWA Tactical: Macro Fund - Institutional Class Shares ***	-1.46%	4.95%	8.91%	4.62%	7.19%	7.19%
PCM Global Macro Index	1.02%	5.63%	2.81%	-0.50%	0.47%	3.72%** / 0.28%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for the Institutional Class shares per the December 1, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2023 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Funds
Equity	75.4%
Commodity	12.0%
Money Market Fund	5.5%
Put Options Purchased	0.1%
Other Assets in Excess of Liabilities	7.0%
100.0%

*	Does not include derivative investments other than put options purchased.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2023

The Fund’s performance figures* for the periods ended January 31, 2023, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception - January
	Six Month	One Year	Three Year	Five Year	Ten Year	31, 2023
Arrow Managed Futures Strategy Fund - Class A **	5.75%	32.15%	11.82%	3.38%	4.12%	2.16%
Arrow Managed Futures Strategy Fund - Class A with load **	-0.32%	24.56%	9.62%	2.16%	3.51%	1.68%
Arrow Managed Futures Strategy Fund - Class C **	5.22%	31.10%	10.95%	2.62%	3.35%	1.41%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	5.75%	32.47%	12.03%	3.64%	4.39%	3.43%
Credit Suisse Managed Futures Liquid Index	5.10%	19.50%	11.24%	2.88%	4.61%	3.16%** / 3.65%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.78% for Class A shares, 2.52% for Class C shares and 1.52% for the Institutional Class shares per the December 1, 2022 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Consolidated Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2023 are as follows:

Asset Class *	% of Net Assets
Exchange-Traded Fund
Mixed Allocation	27.6%
Money Market Fund	81.5%
Liabilities in Excess od Other Assets	(9.1)%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.4%
	ADVERTISING & MARKETING - 1.0%
5,642	Interpublic Group of Companies, Inc. (The)	$205,707
2,391	Omnicom Group, Inc.	205,602
		411,309
	ASSET MANAGEMENT - 0.5%
1,219	Charles Schwab Corporation (The)	94,375
963	Raymond James Financial, Inc.	108,597
		202,972
	CHEMICALS - 1.1%
1,192	CF Industries Holdings, Inc.	100,962
1,654	Corteva, Inc.	106,600
814	FMC Corporation	108,368
2,314	Mosaic Company (The)	114,636
		430,566
	ELECTRIC UTILITIES - 1.0%
14,121	AES Corporation (The)	387,057

	ENGINEERING & CONSTRUCTION - 1.0%
2,721	Quanta Services, Inc.	414,109

	HEALTH CARE FACILITIES & SERVICES - 2.0%
613	AmerisourceBergen Corporation	103,572
1,321	Cardinal Health, Inc.	102,047
245	Cigna Corporation	77,584
781	CVS Health Corporation	68,900
1,088	DaVita, Inc.(a)	89,640
1,271	Henry Schein, Inc.(a)	109,498
336	Laboratory Corp of America Holdings	84,712
277	McKesson Corporation	104,894
519	Quest Diagnostics, Inc.	77,061
		817,908
	INDUSTRIAL SUPPORT SERVICES - 1.0%
2,709	Fastenal Company	136,940
315	United Rentals, Inc.(a)	138,899

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.0% (Continued)
250	WW Grainger, Inc.	$147,370
		423,209
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
296	Goldman Sachs Group, Inc. (The)	108,280
1,185	Morgan Stanley	115,336
		223,616
	INSURANCE - 5.1%
941	Aflac, Inc.	69,164
374	Allstate Corporation (The)	48,048
2,141	American International Group, Inc.	135,354
279	Aon PLC, CLASS A	88,912
809	Arch Capital Group Ltd.(a)	52,059
442	Arthur J Gallagher & Company	86,508
1,082	Assurant, Inc.	143,461
1,243	Brown & Brown, Inc.	72,790
230	Chubb Ltd.	52,323
496	Cincinnati Financial Corporation	56,122
1,169	Everest Re Group Ltd.	408,787
561	Globe Life, Inc.	67,797
1,785	Hartford Financial Services Group, Inc. (The)	138,534
2,203	Lincoln National Corporation	78,052
870	Loews Corporation	53,488
502	Marsh & McLennan Companies, Inc.	87,805
935	MetLife, Inc.	68,274
807	Principal Financial Group, Inc.	74,688
391	Progressive Corporation (The)	53,313
707	Prudential Financial, Inc.	74,193
271	Travelers Companies, Inc. (The)	51,794
700	W R Berkley Corporation	49,098
332	Willis Towers Watson plc	84,391
		2,094,955
	MACHINERY - 1.2%
424	Caterpillar, Inc.	106,971

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.4% (Continued)
	MACHINERY - 1.2% (Continued)
947	Deere & Company	$400,430
		507,401
	OIL & GAS PRODUCERS - 4.0%
870	APA Corporation	38,567
761	Chevron Corporation	132,429
344	ConocoPhillips	41,923
1,550	Coterra Energy, Inc.	38,797
652	Devon Energy Corporation	41,232
297	Diamondback Energy, Inc.	43,398
314	EOG Resources, Inc.	41,527
1,200	EQT Corporation	39,204
1,240	Exxon Mobil Corporation	143,851
286	Hess Corporation	42,946
5,705	Kinder Morgan, Inc.	104,402
1,500	Marathon Oil Corporation	41,205
1,047	Marathon Petroleum Corporation	134,560
2,149	Occidental Petroleum Corporation	139,233
1,545	ONEOK, Inc.	105,802
1,292	Phillips 66	129,549
182	Pioneer Natural Resources Company	41,924
1,381	Targa Resources Corporation	103,603
965	Valero Energy Corporation	135,129
3,112	Williams Companies, Inc. (The)	100,331
		1,639,612
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
4,359	Baker Hughes Company	138,355
3,352	Halliburton Company	138,169
2,400	Schlumberger Ltd	136,752
		413,276
	RETAIL - DISCRETIONARY - 1.4%
691	Advance Auto Parts, Inc.	105,225
41	AutoZone, Inc.(a)	99,993
1,667	CarMax, Inc.(a)	117,440
780	Genuine Parts Company	130,900

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 26.4% (Continued)
	RETAIL - DISCRETIONARY - 1.4% (Continued)
120	O’Reilly Automotive, Inc.(a)	$95,082
		548,640
	RETAIL REIT - 1.1%
795	Federal Realty Investment Trust	88,666
3,653	Kimco Realty Corporation	82,046
1,306	Realty Income Corporation	88,586
1,300	Regency Centers Corporation	86,619
691	Simon Property Group, Inc.	88,767
		434,684
	STEEL - 1.0%
1,219	Nucor Corporation	206,035
1,703	Steel Dynamics, Inc.	205,450
		411,485
	TRANSPORTATION & LOGISTICS - 1.1%
1,165	JB Hunt Transport Services, Inc.	220,243
630	Old Dominion Freight Line, Inc.	209,941
		430,184
	TRANSPORTATION EQUIPMENT - 0.8%
419	Cummins, Inc.	104,557
1,026	PACCAR, Inc.	112,152
1,017	Westinghouse Air Brake Technologies Corporation	105,575
		322,284
	WHOLESALE - CONSUMER STAPLES - 0.9%
4,268	Archer-Daniels-Midland Company	353,604

	WHOLESALE - DISCRETIONARY - 0.7%
2,561	LKQ Corporation	150,997
359	Pool Corporation	138,434
		289,431

	TOTAL COMMON STOCKS (Cost $9,555,429)	10,756,302

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.8%
	COMMODITY - 5.6%
91,874	Invesco DB Commodity Index Tracking Fund, N	$2,284,906

	EQUITY - 21.4%
213,966	Arrow DWA Tactical: International ETF(b) (g)	6,201,590
110,500	Arrow Reverse Cap 500 ETF(b) (g)	2,515,986
		8,717,576
	FIXED INCOME – 26.0%
38,585	iShares 20+ Year Treasury Bond ETF	4,135,154
20,692	iShares iBoxx $ High Yield Corporate Bond ETF	1,579,420
15,469	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,715,048
18,470	iShares JP Morgan USD Emerging Markets Bond ETF	1,623,698
22,286	SPDR Bloomberg Convertible Securities ETF	1,520,128
		10,573,448
	MIXED ALLOCATION - 0.8%
3,126	Arrow Reserve Capital Management ETF(b) (g)	311,506

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,342,667)	21,887,436

	EXCHANGE-TRADED NOTE — 4.7%
	EQUITY - 4.7%
82,364	JPMorgan Alerian MLP Index ETN (Cost $1,729,520)	1,906,727

	SHORT-TERM INVESTMENT — 13.4%
	MONEY MARKET FUND - 13.4%
5,441,345	First American Government Obligations Fund, Class X, 4.13%(c) (e) (f) (Cost $5,441,345)	5,441,345

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
48	S&P500 EMINI Option	GS	03/17/2023	$3,600	$8,640,000	$28,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $156,400)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $156,400)					28,800

	TOTAL INVESTMENTS - 98.4% (Cost $37,225,361)					$40,020,610
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $58,800)					(74,200)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%					743,456
	NET ASSETS - 100.0%					$40,689,866

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.2)%
16	S&P500 EMINI Option	GS	03/17/2023	$4,100	$3,280,000	$74,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $58,800)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $58,800)					$74,200

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	- Non-income producing security.

(b)	- Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	- Rate disclosed is the seven day effective yield as of January 31, 2023.

(d)	- Each contract is equivalent to one futures contract.

(e)	- All or a portion of this investment is a holding of the ADWAB Fund Limited. See note 2.

(f)	- All or a portion of this investment is pledged as collateral for swap agreements.

(g)	- Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

FINANCIAL INDEX SWAP
Notional Value at January 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$2,204,594	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$70,198

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2023.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted% +	Unrealized Appreciation/ (Depreciation)
2		Australian Dollar CME	Mar-23	Morgan Stanley	$158,734	0.28%	$(1,281)
15		CAC Index	Feb-23	Morgan Stanley	1,153,836	2.02%	3,338
3		CFE Vix	Mar-23	Morgan Stanley	56,245	0.10%	(2,654)
3		CFE Vix	Apr-23	Morgan Stanley	55,970	0.10%	(3,350)
0	*	CFE Vix	May-23	Morgan Stanley	5,355	0.01%	(356)
2		DAX Index	Mar-23	Morgan Stanley	951,695	1.66%	6,173
2		EUR/USD CME	Mar-23	Morgan Stanley	229,450	0.40%	(477)
29		Euro_Stoxx50	Mar-23	Morgan Stanley	1,299,517	2.27%	10,051
15		FTSE Index	Mar-23	Morgan Stanley	1,439,411	2.52%	4,006
61		Mexican Peso CME	Mar-23	Morgan Stanley	1,606,281	2.81%	64,521
1		Mini Dow	Mar-23	Morgan Stanley	202,524	0.35%	959
1		OSK Nikkei	Mar-23	Morgan Stanley	255,239	0.45%	518
16		SFE SPI 200	Mar-23	Morgan Stanley	2,124,716	3.71%	40,774
4		Topix Index	Mar-23	Morgan Stanley	615,660	1.08%	(67)
							$122,155

*	Less than 1 contract

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted% +	Unrealized Appreciation/ (Depreciation)
(29)	2 Yr T-Note	Mar-23	Morgan Stanley	$(6,039,088)	10.56%	$(5,414)
(8)	5 Yr T-Note	Mar-23	Morgan Stanley	(821,606)	1.44%	(3,816)
(6)	Aussie 10 Year Bond	Mar-23	Morgan Stanley	(508,957)	0.89%	(4,913)
(15)	Aussie 3 Year Bond	Mar-23	Morgan Stanley	(1,155,142)	2.02%	267
(3)	British Pound CME	Mar-23	Morgan Stanley	(233,333)	0.41%	380
(14)	Canadian Dollar CME	Mar-23	Morgan Stanley	(1,022,860)	1.79%	(10,501)
(5)	CFE Vix	Feb-23	Morgan Stanley	(89,574)	0.16%	4,933
(2)	Emini Nasdaq	Mar-23	Morgan Stanley	(508,170)	0.89%	(32,955)
(3)	Emini S&P	Mar-23	Morgan Stanley	(670,099)	1.17%	(21,634)
(114)	ERX 2 Bund	Mar-23	Morgan Stanley	(13,067,229)	22.85%	40,856
(17)	ERX Bobl	Mar-23	Morgan Stanley	(2,215,029)	3.87%	(328)
(27)	Euribor	Sep-23	Morgan Stanley	(6,951,681)	12.15%	(4,016)
(10)	Euro Bund	Mar-23	Morgan Stanley	(1,530,698)	2.68%	(193)
(4)	Gilts	Mar-23	Morgan Stanley	(530,513)	0.93%	(15,087)
(1)	Hang Seng Index	Feb-23	Morgan Stanley	(95,907)	0.17%	3,147
(9)	Ice 3 Month Sonia Future	Jun-23	Morgan Stanley	(2,518,329)	4.40%	(11,611)
(2)	Japan Govt Bond OSE	Mar-23	Morgan Stanley	(2,635,100)	4.61%	(3,517)
(4)	Japanese Yen CME	Mar-23	Morgan Stanley	(382,635)	0.67%	(2,854)
(3)	Swiss Franc CME	Mar-23	Morgan Stanley	(389,346)	0.68%	(3,434)
(9)	Three-Month Sofr	Mar-24	Morgan Stanley	(2,218,353)	3.88%	183
(6)	U.S. 10 Year Notes	Mar-23	Morgan Stanley	(739,761)	1.29%	(4,796)
(3)	U.S. T.Bond	Mar-23	Morgan Stanley	(441,782)	0.77%	(6,446)
						$(81,749)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 3.96%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

COMMODITY INDEX SWAP ++
Notional Value at January 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/ (Depreciation)
$1,623,596	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$(6,232)

	Net Unrealized Appreciation on Swap Contracts					$63,966

++	All of these contracts are holdings of the ADWAB Fund Limited

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2023.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
2		Aluminium LME	Mar-23	Morgan Stanley	$162,790	2.59%	$7,727
7		Beanmeal	Mar-23	Morgan Stanley	356,245	5.66%	4,909
1		Beanoil	Mar-23	Morgan Stanley	43,885	0.70%	(876)
1		Brent Oil	Apr-23	Morgan Stanley	95,508	1.52%	(384)
2		Corn	Mar-23	Morgan Stanley	53,810	0.86%	(358)
1		Crude Oil	Apr-23	Morgan Stanley	47,189	0.75%	(635)
1		Gas Oil LDN	Apr-23	Morgan Stanley	64,857	1.03%	(4,247)
1		Gasoline Blendstock	Apr-23	Morgan Stanley	94,149	1.50%	(1,333)
0	*	Heating Oil	Apr-23	Morgan Stanley	54,666	0.87%	(3,124)
0	*	Hi Gr. Copper	Mar-23	Morgan Stanley	49,197	0.78%	(44)
0	*	Silver CMX	Mar-23	Morgan Stanley	6,660	0.11%	(52)
10		Soybeans	Mar-23	Morgan Stanley	736,235	11.70%	15,549
8		Sugar NY	Mar-23	Morgan Stanley	205,183	3.26%	18,386
8		Sugar NY	May-23	Morgan Stanley	179,518	2.85%	4,521
							$40,039

Open Short Future
Contracts
(10)		Aluminium LME	Mar-23	Morgan Stanley	(656,054)	10.42%	(37,129)
(1)		Cocoa NY	May-23	Morgan Stanley	(28,891)	0.46%	14
(2)		Coffee NY	Mar-23	Morgan Stanley	(145,992)	2.32%	(21,603)
(3)		Coffee NY	May-23	Morgan Stanley	(181,488)	2.88%	(11,565)
(1)		Cotton	May-23	Morgan Stanley	(60,733)	0.97%	(493)
(2)		Cotton	Mar-23	Morgan Stanley	(77,889)	1.24%	(545)
(0	) *	Gold CMX	Apr-23	Morgan Stanley	(83,338)	1.32%	(380)
(7)		Kcbt Red Wheat	Mar-23	Morgan Stanley	(286,438)	4.55%	(14,012)
(9)		Lean Hogs	Apr-23	Morgan Stanley	(299,419)	4.76%	3,569
(1)		Live Cattle	Apr-23	Morgan Stanley	(32,795)	0.52%	(753)
(1)		Natural Gas	Apr-23	Morgan Stanley	(17,869)	0.28%	1,136
(1)		Natural Gas Ttf (Gts)	Mar-23	Morgan Stanley	(25,005)	0.40%	(1,029)
(1)		Platinum NMX	Apr-23	Morgan Stanley	(60,862)	0.97%	(79)
(13)		Wheat	Mar-23	Morgan Stanley	(509,745)	8.10%	(12,535)
							$(95,404)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 26.63%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 87.4%
	COMMODITY - 12.0%
364,025	Invesco DB Commodity Index Tracking Fund, N	$9,053,302

	EQUITY - 75.4%
352,133	Arrow Reverse Cap 500 ETF(b) (f)	8,017,751
85,884	Consumer Staples Select Sector SPDR Fund	6,333,086
102,542	Energy Select Sector SPDR Fund	9,221,603
47,055	Health Care Select Sector SPDR Fund	6,275,255
290,619	Invesco High Yield Equity Dividend Achievers ETF	6,213,434
90,000	Invesco S&P 500 Pure Value ETF	7,833,600
48,910	iShares Select Dividend ETF	6,146,031
108,092	WisdomTree US Total Dividend Fund	6,777,368
		56,818,128

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,180,252)	65,871,430

	SHORT-TERM INVESTMENT — 5.5%
	MONEY MARKET FUND - 5.5%
4,105,227	First American Government Obligations Fund, Class X, 4.13%(a) (e) (Cost $4,105,227)	4,105,227

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%

	PUT OPTIONS PURCHASED - 0.1%
78	S&P500 EMINI Option	GS	03/17/2023	$3,600	$14,040,000	$46,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $253,338)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $253,338)					46,800

	TOTAL INVESTMENTS - 93.0% (Cost $65,538,817)					$70,023,457

	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $95,550)					(120,575)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%					5,413,796
	NET ASSETS - 100.0%					$75,316,678

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2023

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.2)%
	CALL OPTIONS WRITTEN- (0.2)%
26	S&P500 EMINI Option	GS	03/17/2023	$4,100	$5,330,000	$120,575
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $95,550)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $95,550)					$120,575

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Depreciation
63	COMEX Silver Future(e)	03/29/2023	$7,508,340	$(9,210)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	- Rate disclosed is the seven day effective yield as of January 31, 2023.

(b)	- Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	- Each contract is equivalent to one futures contract.

(d)	- The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	- All or a portion of this investment is a holding of the ADWAT Fund Limited. See Note 2.

(f)	- Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 27.6%

	MIXED ALLOCATION - 27.6%
424,277	Arrow Reserve Capital Management ETF(a)(e) (Cost $42,462,482)	$42,279,203

	SHORT-TERM INVESTMENT — 81.5%
	MONEY MARKET FUND - 81.5%
124,739,594	First American Government Obligations Fund, Class X, 4.13%(b)(c)(d) (Cost $124,739,594)	124,739,594

	TOTAL INVESTMENTS - 109.1% (Cost $167,202,076)	$167,018,797
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1)%	(13,882,061)
	NET ASSETS - 100.0%	$153,136,736

ETF	- Exchange-Traded Fund

(a)	- Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.

(b)	- Rate disclosed is the seven day effective yield as of January 31, 2023.

(c)	- All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). See Note 2.

(d)	- All or a portion of this investment is pledged as collateral for swap agreements.

(e)	- Affiliated Exchange-Traded Fund.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

FINANCIAL INDEX SWAP
Notional Value at January 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$68,438,935	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/26/2024	$2,179,194

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2023.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
70	Australian Dollar CME	Mar-23	Morgan Stanley	$4,927,706	0.28%	$(39,779)
465	CAC Index	Feb-23	Morgan Stanley	35,819,434	2.02%	103,635
85	CFE Vix	Mar-23	Morgan Stanley	1,746,048	0.10%	(82,388)
82	CFE Vix	Apr-23	Morgan Stanley	1,737,521	0.10%	(104,006)
8	CFE Vix	May-23	Morgan Stanley	166,245	0.01%	(11,062)
72	DAX Index	Mar-23	Morgan Stanley	29,544,213	1.66%	191,624
52	EUR/USD CME	Mar-23	Morgan Stanley	7,122,988	0.40%	(14,810)
890	Euro_Stoxx50	Mar-23	Morgan Stanley	40,341,898	2.27%	312,030
468	FTSE Index	Mar-23	Morgan Stanley	44,684,747	2.52%	124,354
1,892	Mexican Peso CME	Mar-23	Morgan Stanley	49,865,034	2.81%	2,002,989
37	Mini Dow	Mar-23	Morgan Stanley	6,287,116	0.35%	29,766
38	OSK Nikkei	Mar-23	Morgan Stanley	7,923,593	0.45%	16,075
504	SFE SPI 200	Mar-23	Morgan Stanley	65,959,193	3.71%	1,265,798
126	Topix Index	Mar-23	Morgan Stanley	19,112,404	1.08%	(2,084)
						$3,792,142

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(912)	2 Yr T-Note	Mar-23	Morgan Stanley	$(187,476,091)	10.56%	$(168,087)
(233)	5 Yr T-Note	Mar-23	Morgan Stanley	(25,505,761)	1.44%	(118,450)
(186)	Aussie 10 Year Bond	Mar-23	Morgan Stanley	(15,799,941)	0.89%	(152,515)
(471)	Aussie 3 Year Bond	Mar-23	Morgan Stanley	(35,859,972)	2.02%	8,301
(94)	British Pound CME	Mar-23	Morgan Stanley	(7,243,548)	0.41%	11,789
(422)	Canadian Dollar CME	Mar-23	Morgan Stanley	(31,753,440)	1.79%	(325,984)
(142)	CFE Vix	Feb-23	Morgan Stanley	(2,780,704)	0.16%	153,130
(65)	Emini Nasdaq	Mar-23	Morgan Stanley	(15,775,510)	0.89%	(1,023,050)
(102)	Emini S&P	Mar-23	Morgan Stanley	(20,802,401)	1.17%	(671,603)
(3,531)	ERX 2 Bund	Mar-23	Morgan Stanley	(405,656,086)	22.85%	1,268,316
(540)	ERX Bobl	Mar-23	Morgan Stanley	(68,762,844)	3.87%	(10,177)
(823)	Euribor	Sep-23	Morgan Stanley	(215,806,423)	12.15%	(124,662)
(320)	Euro Bund	Mar-23	Morgan Stanley	(47,518,656)	2.68%	(5,988)
(128)	Gilts	Mar-23	Morgan Stanley	(16,469,115)	0.93%	(468,359)
(21)	Hang Seng Index	Feb-23	Morgan Stanley	(2,977,313)	0.17%	97,690
(265)	Ice 3 Month Sonia Future	Jun-23	Morgan Stanley	(78,178,432)	4.40%	(360,444)
(73)	Japan Govt Bond OSE	Mar-23	Morgan Stanley	(81,803,455)	4.61%	(109,175)
(123)	Japanese Yen CME	Mar-23	Morgan Stanley	(11,878,422)	0.67%	(88,614)
(88)	Sw iss Franc CME	Mar-23	Morgan Stanley	(12,086,754)	0.68%	(106,591)
(287)	Three-Month Sofr	Mar-24	Morgan Stanley	(68,866,047)	3.88%	5,692
(201)	U.S. 10 Year Notes	Mar-23	Morgan Stanley	(22,964,973)	1.29%	(148,892)
(106)	U.S. T.Bond	Mar-23	Morgan Stanley	(13,714,593)	0.77%	(200,116)
						$(2,537,789)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 3.96%.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

COMMODITY INDEX SWAP ++
Notional Value at January 31, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/ (Depreciation)
$85,543,234	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$(328,341)

	Net Unrealized Appreciation on Swap Contracts					$1,850,853

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2023.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
131	Aluminium LME	Mar-23	Morgan Stanley	$8,576,973	2.59%	$407,128
388	Beanmeal	Mar-23	Morgan Stanley	18,769,655	5.66%	258,621
62	Beanoil	Mar-23	Morgan Stanley	2,312,189	0.70%	(46,176)
59	Brent Oil	Apr-23	Morgan Stanley	5,032,092	1.52%	(20,216)
83	Corn	Mar-23	Morgan Stanley	2,835,127	0.86%	(18,879)
31	Crude Oil	Apr-23	Morgan Stanley	2,486,251	0.75%	(33,475)
39	Gas Oil LDN	Apr-23	Morgan Stanley	3,417,143	1.03%	(223,778)
43	Gasoline Blendstock	Apr-23	Morgan Stanley	4,960,500	1.50%	(70,227)
23	Heating Oil	Apr-23	Morgan Stanley	2,880,235	0.87%	(164,570)
25	Hi Gr. Copper	Mar-23	Morgan Stanley	2,592,053	0.78%	(2,318)
3	Silver CMX	Mar-23	Morgan Stanley	350,880	0.11%	(2,723)
504	Soybeans	Mar-23	Morgan Stanley	38,790,365	11.70%	819,263
444	Sugar NY	Mar-23	Morgan Stanley	10,810,599	3.26%	968,693
413	Sugar NY	May-23	Morgan Stanley	9,458,351	2.85%	238,194
						$2,109,537

Open Short Future Contracts
(526)	Aluminium LME	Mar-23	Morgan Stanley	(34,565,846)	10.42%	(1,956,230)
(58)	Cocoa NY	May-23	Morgan Stanley	(1,522,219)	0.46%	736
(113)	Coffee NY	Mar-23	Morgan Stanley	(7,691,976)	2.32%	(1,138,234)
(140)	Coffee NY	May-23	Morgan Stanley	(9,562,174)	2.88%	(609,323)
(74)	Cotton	May-23	Morgan Stanley	(3,199,892)	0.97%	(25,957)
(95)	Cotton	Mar-23	Morgan Stanley	(4,103,781)	1.24%	(28,735)
(23)	Gold CMX	Apr-23	Morgan Stanley	(4,390,852)	1.32%	(20,000)
(343)	Kcbt Red Wheat	Mar-23	Morgan Stanley	(15,091,687)	4.55%	(738,275)
(456)	Lean Hogs	Apr-23	Morgan Stanley	(15,775,631)	4.76%	188,031
(26)	Live Cattle	Apr-23	Morgan Stanley	(1,727,875)	0.52%	(39,657)
(34)	Natural Gas	Apr-23	Morgan Stanley	(941,481)	0.28%	59,854
(28)	Natural Gas Ttf (Gts)	Mar-23	Morgan Stanley	(1,317,466)	0.40%	(54,190)
(63)	Platinum NMX	Apr-23	Morgan Stanley	(3,206,658)	0.97%	(4,151)
(706)	Wheat	Mar-23	Morgan Stanley	(26,857,192)	8.10%	(660,428)
						$(5,026,559)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 26.63%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2023

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$28,650,198	$57,729,845	$124,727,246
Affiliated companies, At cost	8,575,163	7,808,972	42,474,830
Investments, At cost	$37,225,361	$65,538,817	$167,202,076
Unaffiliated companies, At value	$30,991,528	$62,005,706	$124,739,594
Affiliated companies, At value	9,029,082	8,017,751	42,279,203
Investments, At value	$40,020,610	$70,023,457	$167,018,797
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	—	4,295,027	—
Options - Goldman Sachs & Co. LLC	1,002,312	1,165,820	—
Unrealized appreciation on swap contracts	63,966	—	1,850,853
Receivable for Fund shares sold	804	20,696	48,074
Receivable for securities sold	1,041,244	—	—
Dividends and interest receivable	24,671	30,732	495,729
Prepaid expenses and other assets	30,875	43,026	104,530
TOTAL ASSETS	42,184,482	75,578,758	169,517,983

LIABILITIES
Due to broker: Swaps - Morgan Stanley	—	—	16,109,473
Options written, at value (Premium Received $58,800, $95,550,and $0)	74,200	120,575	—
Payable for investments purchased	824,676	—	—
Capital Shares Redeemed	—	2,800	—
Due to custodian	488,278	—	—
Investment advisory fees payable	29,746	56,082	119,342
Variation margin - due to broker	—	9,210	—
Payable for Fund shares repurchased	8,792	37,139	69,129
Payable to related parties	26,841	4,600	50,510
Payable for third party administrative servicing fees	13,800	7,387	2,066
Distribution (12b-1) fees payable	3,534	7,815	9,424
Accrued expenses and other liabilities	24,749	16,472	21,303
TOTAL LIABILITIES	1,494,616	262,080	16,381,247
NET ASSETS	$40,689,866	$75,316,678	$153,136,736

Net Assets Consist Of:

Paid in capital	$39,023,380	$74,985,935	$169,889,630
Accumulated Earnings (deficit)	1,666,486	330,743	(16,752,894)
NET ASSETS	$40,689,866	$75,316,678	$153,136,736

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2023

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$27,553,063	$31,472,917	$26,468,519
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,416,534	3,590,671	4,334,845
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.40	$8.77	$6.11
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.10	$9.30	$6.48

Class C Shares:
Net Assets	$4,889,103	$5,471,559	$2,551,626
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	479,135	704,351	455,869
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$10.20	$7.77	$5.60

Institutional Class Shares:
Net Assets	$8,247,700	$38,372,202	$124,116,591
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	706,724	4,329,912	19,960,130
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$11.67	$8.86	$6.22

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2023

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$356,431	$865,622	$60,280
Dividends from affiliated companies	51,506	85,760	354,017
Interest	41,352	280,696	1,899,227
TOTAL INVESTMENT INCOME	449,289	1,232,078	2,313,524

EXPENSES
Investment advisory fees	186,058	366,699	679,602
Distribution (12b-1) fees, Class A	35,326	39,307	33,812
Distribution (12b-1) fees, Class C	25,835	29,213	17,974
Administrative services fees	33,017	37,299	86,166
Registration fees	32,691	32,523	32,623
Third Party Administrative Servicing Fees	19,975	24,944	17,715
Transfer agent fees	14,959	19,095	45,696
Professional fees	17,737	17,904	22,361
Accounting services fees	11,997	14,636	38,491
Printing and postage expenses	6,579	6,982	9,202
Custodian fees	3,851	3,617	6,713
Trustees’ fees and expenses	3,200	3,206	3,284
Compliance officer fees	1,835	2,441	6,068
Insurance expense	2,015	2,015	3,367
Other expenses	1,265	1,261	1,263
TOTAL EXPENSES	396,340	601,142	1,004,337
Less: Fees waived	(2,029)	—	(8,822)
NET EXPENSES	394,311	601,142	995,515

NET INVESTMENT INCOME	54,978	630,936	1,318,009

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	(1,698,228)	(1,505,509)	736
Security transactions, affiliated companies	283,936	(14,613)	(586)
Distributions of capital gains from underlying investment companies	251,132	—	—
Futures contracts	(982)	(226,879)	—
Swap contracts	69,916	—	(971,703)
Written options	88,700	141,025	—
	(1,005,526)	(1,605,976)	(971,553)
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	785,726	2,045,952	12,348
Securities, affiliated companies	576,727	—	136,149
Futures contracts	—	(2,585,371)	—
Swap contracts	189,636	—	5,873,472
Written Options	(15,400)	(25,025)	—
	1,536,689	(564,444)	6,021,969
NET REALIZED AND UNREALIZED GAIN (LOSS)	531,163	(2,170,420)	5,050,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$586,141	$(1,539,484)	$6,368,425

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
FROM OPERATIONS
Net investment income (loss)	$54,978	$(47,555)
Net realized gain (loss) from securities, futures contracts, written options and swap contracts	(1,005,526)	2,379,198
Net change in unrealized appreciation/(depreciation) of securities, futures contracts, written options and swap contracts	1,536,689	(5,085,640)
Net increase (decrease) in net assets resulting from operations	586,141	(2,753,997)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,558,278)	(1,502,443)
Class C	(256,219)	(375,054)
Institutional Class	(466,866)	(417,991)
Net decrease in net assets from distributions to shareholders	(2,281,363)	(2,295,488)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	488,448	1,197,243
Class C	10,639	229,880
Institutional Class	1,513,425	3,428,248
Net asset value of shares issued in reinvestment of distributions:
Class A	1,417,170	1,385,688
Class C	250,540	370,689
Institutional Class	448,308	399,361
Redemption fee proceeds:
Class A	—	97
Class C	—	1
Payments for shares redeemed:
Class A	(1,947,002)	(3,955,108)
Class C	(810,011)	(2,291,422)
Institutional Class	(2,293,217)	(7,951,625)
Net decrease in net assets from shares of beneficial interest	(921,700)	(7,186,948)
TOTAL DECREASE IN NET ASSETS	(2,616,922)	(12,236,433)

NET ASSETS
Beginning of Period	43,306,788	55,543,221
End of Period	$40,689,866	$43,306,788

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
SHARE ACTIVITY - Class A
Shares Sold	41,825	93,601
Shares Reinvested	126,759	110,869
Shares Redeemed	(166,164)	(312,216)
Net increase (decrease) in shares of beneficial interest outstanding	2,420	(107,746)

SHARE ACTIVITY - Class C
Shares Sold	1,007	19,781
Shares Reinvested	25,029	33,022
Shares Redeemed	(77,700)	(200,686)
Net decrease in shares of beneficial interest outstanding	(51,664)	(147,883)

SHARE ACTIVITY - Institutional Class
Shares Sold	124,986	271,103
Shares Reinvested	39,188	31,249
Shares Redeemed	(190,703)	(602,651)
Net decrease in shares of beneficial interest outstanding	(26,529)	(300,299)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
FROM OPERATIONS
Net investment income (loss)	$630,936	$(131,794)
Net realized gain (loss) from securities, futures contracts and written options	(1,605,976)	4,656,632
Net change in unrealized appreciation/(depreciation) of securities, futures contracts and written options	(564,444)	687,229
Net increase (decrease) in net assets resulting from operations	(1,539,484)	5,212,067

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,127,872)	(5,268,646)
Class C	(368,229)	(1,517,162)
Institutional Class	(2,645,747)	(3,175,301)
Net decrease in net assets from distributions to shareholders	(5,141,848)	(9,961,109)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,251,975	5,863,912
Class C	99,355	754,536
Institutional Class	14,338,850	32,133,568
Net asset value of shares issued in reinvestment of distributions:
Class A	1,913,166	4,770,641
Class C	354,794	1,462,708
Institutional Class	2,292,281	2,903,798
Redemption fee proceeds:
Class A	—	746
Class C	—	188
Institutional Class	—	1,428
Payments for shares redeemed:
Class A	(2,633,991)	(3,996,246)
Class C	(1,156,754)	(3,751,848)
Institutional Class	(18,028,254)	(8,081,032)
Net increase in net assets from shares of beneficial interest	431,422	32,062,399

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,249,910)	27,313,357

NET ASSETS
Beginning of Period	81,566,588	54,253,231
End of Period	$75,316,678	$81,566,588

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
SHARE ACTIVITY - Class A
Shares Sold	352,268	599,236
Shares Reinvested	222,720	530,071
Shares Redeemed	(289,144)	(402,325)
Net increase in shares of beneficial interest outstanding	285,844	726,982

SHARE ACTIVITY - Class C
Shares Sold	11,864	83,701
Shares Reinvested	46,561	181,929
Shares Redeemed	(140,195)	(412,619)
Net decrease in shares of beneficial interest outstanding	(81,770)	(146,989)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,545,226	3,315,635
Shares Reinvested	264,088	319,450
Shares Redeemed	(1,966,262)	(829,439)
Net increase (decrease) in shares of beneficial interest outstanding	(156,948)	2,805,646

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
FROM OPERATIONS
Net investment income (loss)	$1,318,009	$(1,198,828)
Net realized gain (loss) from securities and swap contracts	(971,553)	35,824,206
Net change in unrealized appreciation (depreciation) of securities and swap contracts	6,021,969	(3,967,896)
Net increase in net assets resulting from operations	6,368,425	30,657,482

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(8,022,508)	(149,420)
Class C	(1,182,842)	(25,640)
Institutional Class	(40,719,040)	(2,061,747)
Net decrease in net assets from distributions to shareholders	(49,924,390)	(2,236,807)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,038,922	17,626,270
Class C	1,419,620	1,964,128
Institutional Class	32,291,472	42,092,255
Net asset value of shares issued in reinvestment of distributions:
Class A	7,777,112	138,170
Class C	1,114,021	23,886
Institutional Class	33,562,917	1,677,257
Redemption fee proceeds:
Class A	14,090	7,774
Class C	1,766	810
Institutional Class	5,072	13,837
Payments for shares redeemed:
Class A	(7,999,114)	(5,266,111)
Class C	(2,147,917)	(1,016,233)
Institutional Class	(15,820,854)	(45,750,887)
Net increase in net assets from shares of beneficial interest	64,257,107	11,511,156

TOTAL INCREASE IN NET ASSETS	20,701,142	39,931,831

NET ASSETS
Beginning of Period	132,435,594	92,503,763
End of Period	$153,136,736	$132,435,594

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
SHARE ACTIVITY - Class A
Shares Sold	1,851,023	2,110,352
Shares Reinvested	1,105,421	22,467
Shares Redeemed	(1,102,522)	(678,826)
Net increase in shares of beneficial interest outstanding	1,853,922	1,453,993

SHARE ACTIVITY - Class C
Shares Sold	194,865	248,630
Shares Reinvested	170,982	4,125
Shares Redeemed	(332,022)	(134,000)
Net increase in shares of beneficial interest outstanding	33,825	118,755

SHARE ACTIVITY - Institutional Class
Shares Sold	4,202,448	5,745,623
Shares Reinvested	4,714,072	269,223
Shares Redeemed	(2,098,932)	(5,985,128)
Net increase in shares of beneficial interest outstanding	6,817,588	29,718

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year		Year	Year
	Ended		Ended		Ended	Ended		Ended	Ended
	January 31, 2023		July 31,		July 31,	July 31,		July 31,	July 31,
Class A Shares	(Unaudited)		2022		2021	2020		2019	2018
Net asset value, beginning of period	$11.90		$13.25		$12.92	$11.91		$12.84	$13.03
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.00	)(3)	(0.10)	(0.00	) (3)	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.17		(0.73)		1.92	1.25		0.00 (3)	0.71
Total from investment operations	0.18		(0.73)		1.82	1.25		0.04	0.74
Paid-in-capital from redemption fees	—		0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.31)		—		(0.03)	(0.15)		—	—
Net realized gains	(0.37)		(0.62)		(1.46)	(0.09)		(0.97)	(0.93)
Total distributions	(0.68)		(0.62)		(1.49)	(0.24)		(0.97)	(0.93)
Net asset value, end of period	$11.40		$11.90		$13.25	$12.92		$11.91	$12.84
Total return (2)	1.55	% (8)	(5.76)%		14.81%	10.72%		1.22%	5.69%
Net assets, end of period (000s)	$27,553		$28,725		$33,420	$25,289		$29,818	$38,242
Ratio of gross expenses to average net assets (4)(6)	1.88	% (7)	1.85%		1.86%	1.83%		1.73%	1.60%
Ratio of net expenses to average net assets (4)	1.86	% (7)	1.84%		1.85%	1.82%		1.72%	1.57%
Ratio of net investment income (loss) to average net assets (4)(5)	0.31	% (7)	(0.03)%		(0.76)%	(0.04)%		0.34%	0.19%
Portfolio Turnover Rate	81	% (8)	122%		112%	124%		121%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	January 31, 2023		July 31,		July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2022		2021	2020	2019	2018
Net asset value, beginning of period	$10.64		$12.01		$11.89	$10.92	$11.95	$12.27
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.09)		(0.17)	(0.09)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	0.15		(0.66)		1.75	1.16	(0.02)	0.68
Total from investment operations	0.13		(0.75)		1.58	1.07	(0.06)	0.61
Paid-in-capital from redemption fees	—		0.00	(3)	0.00 (3)	—	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.20)		—		—	(0.01)	—	—
Net realized gains	(0.37)		(0.62)		(1.46)	(0.09)	(0.97)	(0.93)
Total distributions	(0.57)		(0.62)		(1.46)	(0.10)	(0.97)	(0.93)
Net asset value, end of period	$10.20		$10.64		$12.01	$11.89	$10.92	$11.95
Total return (2)	1.09	% (9)	(6.55	)% (7)	14.04%	9.87%	0.43%	4.95%
Net assets, end of period (000s)	$4,889		$5,650		$8,150	$18,613	$23,547	$42,837
Ratio of gross expenses to average net assets (4)(6)	2.63	% (8)	2.60%		2.61%	2.58%	2.48%	2.35%
Ratio of net expenses to average net assets (4)	2.61	% (8)	2.59%		2.60%	2.57%	2.47%	2.32%
Ratio of net investment loss to average net assets (4)(5)	(0.44	)% (8)	(0.80)%		(1.51)%	(0.79)%	(0.35)%	(0.55)%
Portfolio Turnover Rate	81	% (9)	122%		112%	124%	121%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	January 31, 2023		July 31,		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2022		2021	2020	2019	2018
Net asset value, beginning of period	$12.18		$13.52		$13.15	$12.12	$13.02	$13.16
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.03		(0.07)	0.03	0.09	0.06
Net realized and unrealized gain (loss) on investments	0.17		(0.75)		1.96	1.27	(0.02)	0.73
Total from investment operations	0.21		(0.72)		1.89	1.30	0.07	0.79
Paid-in-capital from redemption fees	—		—		0.00 (3)	—	0.00 (3)	—
Less distributions from:
Net investment income	(0.35)		—		(0.06)	(0.18)	—	—
Net realized gains	(0.37)		(0.62)		(1.46)	(0.09)	(0.97)	(0.93)
Total distributions	(0.72)		(0.62)		(1.52)	(0.27)	(0.97)	(0.93)
Net asset value, end of period	$11.67		$12.18		$13.52	$13.15	$12.12	$13.02
Total return (2)	1.63	% (9)	(5.57	)% (7)	15.14%	11.02%	1.44%	6.02%
Net assets, end of period (000s)	$8,248		$8,932		$13,973	$6,735	$10,707	$10,776
Ratio of gross expenses to average net assets (4)(6)	1.63	% (8)	1.61%		1.61%	1.58%	1.48%	1.35%
Ratio of net expenses to average net assets (4)	1.61	% (8)	1.59%		1.59%	1.57%	1.47%	1.32%
Ratio of net investment income (loss) to average net assets (4)(5)	0.58	% (8)	0.20%		(0.51)%	0.27%	0.74%	0.44%
Portfolio Turnover Rate	81	% (9)	122%		112%	124%	121%	115%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2023		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.55		$10.59	$9.50	$9.94	$10.77	$10.70
Activity from investment operations:
Net investment income (loss) (1)	0.07		(0.03)	(0.10)	0.01	0.02	0.00 (3)
Net realized and unrealized gain (loss) on investments	(0.23)		1.05	1.89	0.20	(0.49)	1.07
Total from investment operations	(0.16)		1.02	1.79	0.21	(0.47)	1.07
Paid-in-capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.53)		—	(0.49)	(0.09)	—	(0.01)
Net realized gains	(0.09)		(2.06)	(0.21)	(0.56)	(0.36)	(0.99)
Total distributions	(0.62)		(2.06)	(0.70)	(0.65)	(0.36)	(1.00)
Net asset value, end of period	$8.77		$9.55	$10.59	$9.50	$9.94	$10.77
Total return (2)	(1.50	)% (8)	10.87%	19.46%	2.03%	(3.93)%	10.23%
Net assets, end of period (000s)	$31,473		$31,558	$27,287	$17,875	$25,373	$39,007
Ratio of gross expenses to average net assets (4)(6)	1.56	% (7)	1.69%	1.83%	1.74%	1.61%	1.54%
Ratio of net expenses to average net assets (4)	1.56	% (7)	1.69%	1.83%	1.74%	1.61%	1.54%
Ratio of net investment income (loss) to average net assets (4)(5)	1.47	% (7)	(0.25)%	(0.98)%	0.07%	0.22%	0.01%
Portfolio Turnover Rate	26	% (8)	150%	152%	147%	183%	108%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2023		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.49		$9.70	$8.75	$9.20	$10.08	$10.13
Activity from investment operations:
Net investment income (loss) (1)	0.03		(0.10)	(0.15)	(0.06)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.20)		0.95	1.72	0.19	(0.47)	1.02
Total from investment operations	(0.17)		0.85	1.57	0.13	(0.52)	0.94
Paid-in-capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.46)		—	(0.41)	(0.02)	—	—
Net realized gains	(0.09)		(2.06)	(0.21)	(0.56)	(0.36)	(0.99)
Total distributions	(0.55)		(2.06)	(0.62)	(0.58)	(0.36)	(0.99)
Net asset value, end of period	$7.77		$8.49	$9.70	$8.75	$9.20	$10.08
Total return (2)	(1.88	)% (8)	10.00%	18.51%	1.24%	(4.71)%	9.46%
Net assets, end of period (000s)	$5,472		$6,676	$9,047	$21,539	$31,671	$46,510
Ratio of gross expenses to average net assets (4)(6)	2.31	% (7)	2.44%	2.58%	2.49%	2.36%	2.29%
Ratio of net expenses to average net assets (4)	2.31	% (7)	2.43%	2.58%	2.49%	2.36%	2.29%
Ratio of net investment income (loss) to average net assets (4)(5)	0.66	% (7)	(1.06)%	(1.62)%	(0.67)%	(0.49)%	(0.80)%
Portfolio Turnover Rate	26	% (8)	150%	152%	147%	183%	108%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year		Year
	Ended		Ended	Ended	Ended	Ended		Ended
	January 31, 2023		July 31,	July 31,	July 31,	July 31,		July 31,
Institutional Class Shares	(Unaudited)		2022	2021	2020	2019		2018
Net asset value, beginning of period	$9.66		$10.66	$9.56	$10.01	$10.82		$10.75
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.01	(0.07)	0.03	0.05		0.02
Net realized and unrealized gain (loss) on investments	(0.23)		1.05	1.89	0.20	(0.50)		1.08
Total from investment operations	(0.15)		1.06	1.82	0.23	(0.45)		1.10
Paid-in-capital from redemption fees (3)	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Less distributions from:
Net investment income	(0.56)		—	(0.51)	(0.12)	(0.00	) (3)	(0.04)
Net realized gains	(0.09)		(2.06)	(0.21)	(0.56)	(0.36)		(0.99)
Total distributions	(0.65)		(2.06)	(0.72)	(0.68)	(0.36)		(1.03)
Net asset value, end of period	$8.86		$9.66	$10.66	$9.56	$10.01		$10.82
Total return (2)	(1.46	)% (8)	11.20%	19.73%	2.23%	(3.69)%		10.47%
Net assets, end of period (000s)	$38,372		$43,333	$17,919	$45,834	$63,635		$89,990
Ratio of gross expenses to average net assets (4)(6)	1.31	% (7)	1.44%	1.58%	1.49%	1.36%		1.29%
Ratio of net expenses to average net assets (4)	1.31	% (7)	1.44%	1.58%	1.49%	1.36%		1.29%
Ratio of net investment income (loss) to average net assets (4)(5)	1.72	% (7)	0.09%	(0.65)%	0.34%	0.51%		0.22%
Portfolio Turnover Rate	26	% (8)	150%	152%	147%	183%		108%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year		Year	Year
	Ended		Ended		Ended	Ended		Ended	Ended
	January 31, 2023		July 31,		July 31,	July 31,		July 31,	July 31,
Class A Shares	(Unaudited)		2022		2021	2020		2019	2018
Net asset value, beginning of period	$8.17		$6.33		$5.94	$7.37		$7.62	$7.23
Activity from investment operations:
Net investment income (loss) (1)	0.06		(0.09)		(0.09)	(0.00	) (4)	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	0.63		2.07		0.48	(0.71)		0.73	0.58
Total from investment operations	0.69		1.98		0.39	(0.71)		0.79	0.57
Paid-in-capital from redemption fees (4)	0.00		0.00		0.00	0.00		0.00	0.00
Less distributions from:
Net investment income	(2.75)		(0.14)		—	(0.72)		(1.04)	(0.18)
Total distributions	(2.75)		(0.14)		—	(0.72)		(1.04)	(0.18)
Net asset value, end of period	$6.11		$8.17		$6.33	$5.94		$7.37	$7.62
Total return (2)	5.75	% (9)	31.98	% (7)	6.57%	(11.47)%		12.80%	7.64%
Net assets, end of period (000s)	$26,469		$20,271		$6,502	$7,415		$12,524	$25,422
Ratio of gross expenses to average net assets (3)(5)	1.44	% (8)	1.55%		1.61%	1.53%		1.47%	1.40%
Ratio of net expenses to average net assets (5)	1.43	% (8)	1.54%		1.59%	1.51%		1.43%	1.38%
Ratio of net investment income (loss) to average net assets (5)(6)	1.53	% (8)	(1.18)%		(1.51)%	0.02%		0.91%	(0.12)%
Portfolio Turnover Rate	0	% (9)	0%		11%	11%		3%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	January 31, 2023		July 31,		July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2022		2021	2020	2019	2018
Net asset value, beginning of period	$7.66		$5.93		$5.61	$7.02	$7.28	$6.92
Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.14)		(0.13)	(0.04)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.60		1.96		0.45	(0.67)	0.70	0.56
Total from investment operations	0.62		1.82		0.32	(0.71)	0.71	0.50
Paid-in-capital from redemption fees	0.00	(4)	0.00	(4)	0.00 (4)	0.00 (4)	—	0.00 (4)
Less distributions from:
Net investment income	(2.68)		(0.09)		—	(0.70)	(0.97)	(0.14)
Total distributions	(2.68)		(0.09)		—	(0.70)	(0.97)	(0.14)
Net asset value, end of period	$5.60		$7.66		$5.93	$5.61	$7.02	$7.28
Total return (2)	5.22	% (9)	31.09	% (7)	5.70%	(12.07)%	11.97%	6.92%
Net assets, end of period (000s)	$2,552		$3,231		$1,799	$2,379	$4,356	$5,607
Ratio of gross expenses to average net assets (3)(5)	2.19	% (8)	2.29%		2.36%	2.28%	2.22%	2.15%
Ratio of net expenses to average net assets (5)	2.18	% (8)	2.28%		2.34%	2.26%	2.18%	2.13%
Ratio of net investment income (loss) to average net assets (5)(6)	0.55	% (8)	(1.95)%		(2.26)%	(0.70)%	0.10%	(0.83)%
Portfolio Turnover Rate	0	% (9)	0%		11%	11%	3%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	January 31, 2023		July 31,		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2022		2021	2020	2019	2018
Net asset value, beginning of period	$8.29		$6.42		$6.01	$7.44	$7.72	$7.32
Activity from investment operations:
Net investment income (loss) (1)	0.07		(0.07)		(0.08)	0.02	0.07	0.01
Net realized and unrealized gain (loss) on investments	0.62		2.09		0.49	(0.72)	0.75	0.59
Total from investment operations	0.69		2.02		0.41	(0.70)	0.82	0.60
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(2.76)		(0.15)		—	(0.73)	(1.10)	(0.20)
Total distributions	(2.76)		(0.15)		—	(0.73)	(1.10)	(0.20)
Net asset value, end of period	$6.22		$8.29		$6.42	$6.01	$7.44	$7.72
Total return (2)	5.75	% (9)	32.34	% (7)	6.82%	(11.23)%	13.12%	7.88%
Net assets, end of period (000s)	$124,117		$108,933		$84,202	$74,005	$110,610	$79,783
Ratio of gross expenses to average net assets (4)(5)	1.19	% (8)	1.29%		1.36%	1.28%	1.21%	1.15%

Ratio of net expenses to average net assets (5)	1.18	% (8)	1.27%		1.34%	1.26%	1.18%	1.13%
Ratio of net investment income (loss) to average net assets (5)(6)	1.70	% (8)	(1.01)%		(1.26)%	0.26%	1.03%	0.18%
Portfolio Turnover Rate	0	% (9)	0%		11%	11%	3%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2023

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), the Arrow DWA Tactical: Macro Fund (“ADTMF”), and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Notes – The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange-Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) as the Valuation Designee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2023 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,756,302	$—	$—	$10,756,302
Exchange-Traded Funds	21,887,436	—	—	21,887,436
Exchange-Traded Note	1,906,727	—	—	1,906,727
Money Market Fund	5,441,345	—	—	5,441,345
Put Options Purchased	28,800	—	—	28,800
Open Swap Contracts *	—	63,966	—	63,966
Total	$40,020,610	$63,966	$—	$40,084,576
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$74,200	$—	$—	$74,200
Total	$74,200	$—	$—	$74,200

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$65,871,430	$—	$—	$65,871,430
Money Market Fund	4,105,227	—	—	4,105,227
Put Options Purchased	46,800	—	—	46,800
Total	$70,023,457	$—	$—	$70,023,457
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$120,575	$—	$—	$120,575
Open Futures Contracts *	9,210	—	—	9,210
Total	$129,785	$—	$—	$129,785

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$42,279,203	$—	$—	$42,279,203
Money Market Fund	124,739,594	—	—	124,739,594
Open Swap Contracts *	—	2,179,194	—	2,179,194
Total	$167,018,797	$2,179,194	$—	$169,197,991

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2023.

See Consolidated Schedules of Investments for investments and derivatives segregated by industry, type and underlying exposure.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange-traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk – Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2023	January 31, 2023
ADB-CFC	12/5/2012	$817,128	1.89%
ADT-CFC	12/12/2011	5,078,534	6.23%
AMFS-CFC	7/23/2010	31,576,545	20.62%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2020 – July 31, 2022, or expected to be taken in the Funds’ July 31, 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the year ended July 31, 2022 for any Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of January 31, 2023:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$70,198	Unrealized depreciation on swap contracts	$—
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	6,232
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	28,800	Investment Securities: Unaffiliated companies at value	—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	74,200
		$98,998		$80,432

Fair Values of Derivative Instruments in ADTMF as of January 31, 2023:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities	Value	Assets and Liabilities	Value
Futures - Commodity contracts: Commodity Risk	Variation margin - due from broker	$—	Variation margin - due from broker	$9,210
Put Options Purchased: Equity Risk	Investment Securities: Unaffiliated companies at value	46,800	Investment Securities: Unaffiliated companies at value	—
Call Options Written : Equity Risk	Options written at value	—	Options written, at value	120,575
		$46,800		$129,785

Fair Values of Derivative Instruments in AMFSF as of January 31, 2023:

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of		Consolidated Statements of Assets
Primary Risk Exposure	Assets and Liabilities	Value	and Liabilities	Value
Financial Index Swap: Equity Risk	Unrealized appreciation on swap contracts	$2,179,194	Unrealized depreciation on swap contracts	$—
Commodity Index Swap: Commodity Risk	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	328,341

		$2,179,194		$328,341

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

The average notional value of the derivative instruments for the six months ended January 31, 2023 is disclosed below:

	Average Notional Value
	Long	Purchased Put	Written Call	Financial Index	Commodity Index
	Futures	Options	Options	Swap	Swap
ADTBF	$—	$8,640,000	$3,280,000	$2,464,517	$1,716,186
ADTMF	17,567,538	14,040,000	2,665,000	—	—
AMFSF	—	—	—	76,516,223	86,924,113

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2023:

ADTBF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities transactions, unaffiliated companies	$—	$—	$(497,620)	$—	$(497,620)
Futures contracts	(982)	—	—	—	(982)
Swap contracts	(291,884)	361,800	—	—	69,916
Written Options	—	—	88,700	—	88,700
Total net realized gain (loss)	$(292,866)	$361,800	$(408,920)	$—	$(339,986)
Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$—	$—	$101,650	$—	$101,650
Swap contracts	52,276	137,360	—	—	189,636
Written Options	—	—	(15,400)	—	(15,400)
Total net change in unrealized appreciation (depreciation)	$52,276	$137,360	86,250	$—	$275,886

ADTMF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Securities transactions, unaffiliated companies	$—	$—	$(751,672)	$—	$(751,672)
Futures contracts	(226,879)	—	—	—	(226,879)
Written options	—	—	141,025	—	141,025
Total net realized gain (loss)	$(226,879)	$—	$(610,647)	$—	$(837,526)
Net change in unrealized appreciation (depreciation) of:
Securities, unaffiliated companies	$—	$—	$120,962	$—	$120,962
Futures contracts	(2,585,371)	—	—	—	(2,585,371)
Written Options	—	—	(25,025)	—	(25,025)
Total net change in unrealized appreciation	$(2,585,371)	$—	$95,937	$—	$(2,489,434)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

AMFSF
Location	Commodity Risk	Financial Risk	Equity Risk	Currency Risk	Total
Net realized gain (loss) from:
Swap contracts	$(13,314,855)	$12,343,152	$—	$—	$(971,703)
Total net realized gain (loss)	$(13,314,855)	$12,343,152	$—	$—	$(971,703)
Net change in unrealized appreciation (depreciation) of:
Swap contracts	$(1,061,477)	$6,934,949	$—	$—	$5,873,472
Total net change in unrealized appreciation (depreciation)	$(1,061,477)	$6,934,949	$—	$—	$5,873,472

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2023, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2023.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Assets:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Put Options Purchased - Goldman Sachs	$28,800	$—	$28,800	$(28,800)	$—	$—
Swap Contracts - Morgan Stanley	63,966	—	63,966	(63,966)	—	—
Total	$92,766	$—	$92,766	$(92,766)	$—	$—
ADTMF
Put Options Purchased - Goldman Sachs	$46,800	$—	$46,800	$(46,800)	$—	$—
Total	$46,800	$—	$46,800	$(46,800)	$—	$—
AMFSF
Swap Contracts - Morgan Stanley	$1,850,853	$—	$1,850,853	$(1,850,853)	$—	$—
Total	$1,850,853	$—	$1,850,853	$(1,850,853)	$—	$—

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts Offset	Net Amounts of Assets
		in the Consolidated	Presented in the
	Gross Amounts of	Statements of Assets &	Consolidated Statements	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
ADTBF
Call Options Written - Goldman Sachs	$74,200	$—	$74,200	$74,200	$—	$—
Total	$74,200	$—	$74,200	$74,200	$—	$—
ADTMF
Call Options Written - Goldman Sachs	$120,575	$—	$120,575	$120,575	$—	$—
Futures Contracts - Goldman Sachs	9,210	—	9,210	9,210	—	—
Total	$129,785	$—	$129,785	$129,785	$—	$—

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
ADBF	$29,779,124	$35,864,604
ADTMF	26,893,619	14,503,258
AMFSF	—	—

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the six months ended January 31, 2023, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”), Arrow Reserve Capital Management ETF (“ARCM”) and Arrow Reverse Cap 500 ETF (“YPS”). ADTMF invested in YPS and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM, DWCR, and YPS and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in YPS and ARCM, respectively. For the six months ended January 31, 2023, the Advisor waived $2,029, $0 and $8,822, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2023, the Distributor received $184,962, of which $31,744 was retained in commissions.

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2023, ADTBF, ADTMF and AMFSF assessed $0, $0 and $20,928 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and ADTMF each invested a portion of its assets in Arrow Reverse Cap 500 ETF (“YPS”), a series of the Trust that is advised by the Advisor. YPS’s seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. YPS’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in YPS at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and ADTMF is directly affected by the performance of YPS. The financial statements of YPS, including the portfolio of investments, can be found at YPS’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2023, ADTBF and ADTMF owned 9.2% and 29.3% of YPS, respectively. As of January 31, 2023, the percentage of ADTBF and ADTMF’s net assets invested in YPS was 6.2% and 10.6%, respectively.

ADTBF and AMFSF each invests a portion of its assets in Arrow Reserve Capital Management ETF (“ARCM”), a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2023, ADTBF and AMFSF owned 0.6% and 83.2% of ARCM, respectively. As of January 31, 2023, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 0.8% and 27.6%, respectively.

ADTBF invests a portion of its assets in Arrow DWA Tactical: International ETF (“DWCR”), a series of the Trust that is advised by the Advisor. DWCR seeks long- term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

so. The performance of ADTBF is directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of January 31, 2023, ADTBF owned 53.5% of DWCR. As of January 31, 2023, the percentage of ADTBF’s net assets invested in DWCR was 15.2%.

AMFSF each invests a portion of its assets in the First American Government Obligations Fund - Class X (“First American”). First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of January 31, 2023, the percentage of AMFSF’s net assets invested in First American was 81.5%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2023 are noted in the Funds’ Consolidated Schedules of Investments. Transactions during the six months ended January 31, 2023 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Tickers	Description	Period	Purchases	Proceeds	Gain (Loss)	to Income	Period	(Depreciation)	of Period
ARCM	Arrow Reserve Capital Management ETF	$1,104,812	$—	$(792,814)	$(9,907)	$7,151	$311,506	$9,415	3,126
DWCR	Arrow DWA Tactical: International ETF	7,769,695	—	(2,327,734)	293,843	25,052	6,201,590	465,786	213,966
YPS	Arrow Reverse Cap 500 ETF	1,842,749	571,710	—	—	19,303	2,515,986	101,527	110,500
		$10,717,256	$571,710	$(3,120,548)	$283,936	$51,506	$9,029,082	$576,728

ADTMF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Proceeds	Gain (Loss)	to Income	Period	(Depreciation)	of Period
YPS	Arrow Reverse Cap 500 ETF	$—	$8,662,756	$(839,172)	$(14,613)	$85,760	$8,017,751	$208,780	352,133

AMFSF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Proceeds	Gain	to Income	Period	(Depreciation)	of Period
ARCM	Arrow Reserve Capital Management ETF	$42,130,706	$—	$—	$—	$354,017	$42,279,203	$148,497	424,277

Cross trades for the six months ended January 31, 2023 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the six months ended January 31, 2023, pursuant to these Procedures, there were no cross trade transactions between any Fund.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2022 and July 31, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2022	Income	Capital Gains	Capital	Total
ADTBF	$1,725,530	$569,958	$—	$2,295,488
ADTMF	5,161,714	4,799,395	—	9,961,109
AMFSF	2,236,807	—	—	2,236,807

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2021	Income	Capital Gains	Capital	Total
ADTBF	$3,401,214	$2,725,669	$—	$6,126,883
ADTMF	2,645,407	2,078,693	—	4,724,100
AMFSF	—	—	—	—

As of July 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADTBF	$1,050,067	$1,230,883	$—	$—	$—	$1,080,758	$3,361,708
ADTMF	4,266,844	489,093	—	—	—	2,256,138	7,012,075
AMFSF	28,006,720	—	—	(867,907)	—	(335,742)	26,803,071

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, real estate investment trusts, and C-Corporation return of capital distributions, and mark-to-market on open futures, options and swap contracts.

At July 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

CLCF
	Short-Term	Long-Term	Total	UTIILIZED
ADTBF	$—	$—	$—	—
ADTMF	—	—	—	—
AMFSF	712,669	155,238	867,907	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2023

During the fiscal period ended July 31, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to equalization credits, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2022 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADTBF	$360,672	$(360,672)
ADTMF	943,078	(943,078)
AMFSF	2,959,762	(2,959,762)

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$36,873,323	$3,495,678	$(348,391)	$3,147,287
ADTMF	65,721,367	4,544,749	(242,659)	4,302,090
AMFSF	167,206,042	—	(187,245)	(187,245)

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2023

As a shareholder of one or more of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 through January 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	8/1/2022	1/31/2023	8/1/2022 - 1/31/2023	8/1/2022 - 1/31/2023
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,015.50	$9.45	1.86%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,010.90	13.23	2.61%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,016.30	8.18	1.61%
DWA Tactical: Macro Fund - Class A	1,000.00	985.00	7.79	1.56%
DWA Tactical: Macro Fund - Class C	1,000.00	981.20	11.52	2.31%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	985.40	6.54	1.31%
Managed Futures Strategy Fund - Class A	1,000.00	1,057.50	7.42	1.43%
Managed Futures Strategy Fund - Class C	1,000.00	1,052.20	11.28	2.18%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,057.50	6.12	1.18%

Hypothetical
(5% return before expenses)
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,015.83	$9.45	1.86%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,012.05	13.24	2.61%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,017.09	8.18	1.61%
DWA Tactical: Macro Fund - Class A	1,000.00	1,017.36	7.91	1.56%
DWA Tactical: Macro Fund - Class C	1,000.00	1,013.58	11.71	2.31%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,018.62	6.65	1.31%
Managed Futures Strategy Fund - Class A	1,000.00	1,018.00	7.28	1.43%
Managed Futures Strategy Fund - Class C	1,000.00	1,014.22	11.07	2.18%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,019.26	6.02	1.18%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2023

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 28, 2022 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Tactical: Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical: Macro Fund (the “Macro Fund”), and the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”), (each a “Fund” and collectively the “Funds”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Funds, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Trustees noted that the portfolio management team is well qualified to manage and implement quantitative (rules based) investment strategies for both internal as well as external models and indexes. The Board reviewed the services the Adviser provided, including the activities of the Adviser’s best execution committee and the caliber of the investment management and related services. They agreed that the Adviser’s portfolio management team has extensive experience in alternative index replication, model implementation and derivative based trade execution within mutual funds and ETFs. They discussed the Adviser’s compliance infrastructure and resources. The Board also considered the Adviser’s management of service provider relationships.

The Board found that the Adviser had conducted ongoing analysis of unique investment strategies in an effort to provide positive returns to shareholders. Further, the Board considered the experience and knowledge of the management team. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund was satisfactory.

Performance. The Board reviewed each Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed similar investment strategies as the respective Fund (each a “peer group”), benchmark index, and Morningstar category average.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2023

Balanced Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Allocation 50%–70% Equity) and its benchmark index (Barclays US Aggregate Bond Index). The Board noted that the Fund outperformed its peer group, Morningstar category, and benchmark index for the year-to-date, one-year, three-year, five-year and ten-year periods. The Board concluded that the diversified strategy was a benefit to shareholders and performance of the Fund was satisfactory.

Macro Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Multistrategy) and benchmark index (Barclays US Aggregate Bond Index). The Board considered that the performance of the Fund outperformed its benchmark index, Morningstar category, and peer group for the year-to-date, one-year, five-year, and ten-year periods, noting that the Fund’s tactical relative strength positioning had performed well with defensive and inflation protective positions. The Board concluded that the performance of the Fund was satisfactory.

Managed Futures Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Systematic Trend) and benchmark index (Barclays Top 50 CTA Index). The Board considered that the Fund outperformed its peer group, and Morningstar Category for the year-to-date, one-year, three-year, five-year, and ten-year periods and outperformed its benchmark for the year- to-date, one-year, five-year, and ten-year periods. The Board further considered that the performance of the Fund was consistent with the Fund’s strategy. The Board concluded that that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed each Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s peer group and Morningstar category averages. The Board considered that the Adviser does not receive additional benefits from soft dollar arrangements. The Board noted that the Adviser’s fees appeared reasonable based on each Fund’s particular investment strategy, the relative complexity of the strategies and the resources needed to implement that strategy. The Board noted that Funds considered to be “alternative strategies” may generally require enhanced oversight compared to more traditional asset classes and that such additional cost may be evident in the level of the advisory fee.

Balanced Fund: The Board considered that the Fund’s advisory fee was lower than the average of its peer group and higher than the average of its Morningstar Category. The Board further considered that the Fund’s overall expense ratio was lower than the average of its peer group and Morningstar Category.

Macro Fund: The Board considered that the Fund’s advisory fee was lower than the average of its peer group and Morningstar Category. The Board further considered that the Fund’s overall expense ratio was lower than the average of its peer group and Morningstar Category.

Managed Futures Fund: The Board considered that the Fund’s advisory fee was lower than the average of its peer group and Morningstar Category. The Board further considered that the Fund’s overall expense ratio was lower than the average of its peer group and its Morningstar Category.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2023

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that each Fund’s advisory fee was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted no Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Profitability. The Board also reviewed the profitability of the Adviser with respect to each Fund, noting the Adviser realized a profit with respect to each Fund. The Board concluded that the profitability of the Adviser in connection with the management of the Funds were reasonable, and that profits were necessary to adequately incentivize the Adviser to continue to provide high quality services.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of each Fund.

The Arrow Funds
Additional Information (Unaudited)
January 31, 2023

Change in Independent Registered Public Accounting Firm

On March 7, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund and Arrow Managed Futures Strategy Fund (The “Funds”), a series of Arrow Investments Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal year ended July 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended July 31, 2022, and during the subsequent interim period through March 7, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On March 8, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Funds independent registered public accounting firm for the fiscal year ending July 31, 2023.

During the fiscal year ended July 31, 2022, and during the subsequent interim period through March 8, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ARROWF-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/10/23

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/10/23